DERIVATIVE LIABILITY	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Derivative Liability [Abstract]
DERIVATIVE LIABILITY

In April 2008, the FASB issued a pronouncement that provides guidance on determining what types of instruments or embedded features in an instrument held by a reporting entity can be considered indexed to its own stock for the purpose of evaluating the first criteria of the scope exception in the pronouncement on accounting for derivatives. This pronouncement was effective for financial statements issued for fiscal years beginning after December 15, 2008.

If the conversion features of conventional convertible debt provide for a rate of conversion that is below market value, this feature is characterized as a beneficial conversion feature (BCF). A BCF is recorded by the Company as a debt discount pursuant to ASC Topic 470-20. Debt with Conversion and Other Options. In those circumstances, the convertible debt is recorded net of the discount related to the BCF and the Company amortizes the discount to interest expense over the life of the debt using the effective interest method. The debt is convertible at the lesser of 65% of the fair value of the Company’s common stock or $0.009 requiring the conversion feature to be bifurcated from the host debt contract and accounting for separately as a derivative, resulting in periodic revaluations.

There was a derivative liability of $1,286,743 as of June 30, 2019. For the six months ended June 30, 2019, the Company recorded non-cash income of $508,730 related to the “change in fair value of derivative” expense related to the Chicago Venture and Iliad financing. During the six months ended June 30, 2019, Chicago Venture and Iliad converted principal and accrued interest of $745,000 into 171,017,865 shares of our common stock at a per share conversion price of $.0044 with a fair value of $1,293,341. The Company recognized $1,574,609 loss on debt conversions during the six months ended June 30, 2019.

Derivative liability as of June 30, 2019 was as follows:

				Carrying
	Fair Value Measurements Using Inputs			Amount at June 30,
Financial Instruments	Level 1	Level 2	Level 3	2019

Liabilities:
Derivative Instruments	$-	$1,286,743	$-	$1,286,743

Total	$-	$1,286,743	$-	$1,286,743

In April 2008, the FASB issued a pronouncement that provides guidance on determining what types of instruments or embedded features in an instrument held by a reporting entity can be considered indexed to its own stock for the purpose of evaluating the first criteria of the scope exception in the pronouncement on accounting for derivatives. This pronouncement was effective for financial statements issued for fiscal years beginning after December 15, 2008.

If the conversion features of conventional convertible debt provide for a rate of conversion that is below market value, this feature is characterized as a beneficial conversion feature (BCF). A BCF is recorded by the Company as a debt discount pursuant to ASC Topic 470-20. Debt with Conversion and Other Options. In those circumstances, the convertible debt is recorded net of the discount related to the BCF and the Company amortizes the discount to interest expense over the life of the debt using the effective interest method. The debt is convertible at the lesser of 65% of the fair value of the Company’s common stock or $0.009 requiring the conversion feature to be bifurcated from the host debt contract and accounting for separately as a derivative, resulting in periodic revaluations.

There was a derivative liability of $1,795,473 as of December 31, 2018. For the year ended December 31, 2018, the Company recorded non-cash income of $977,732 related to the “change in fair value of derivative” expense related to the Chicago Venture and Iliad financing. The income related to a decline in the share price and Chicago Venture converted principal and interest of $3,104,181 into 525,587,387 shares of our common stock at a per share conversion price of $0.0059.

Derivative liability as of December 31, 2018 was as follows:

				Carrying Amount at
	Fair Value Measurements Using Imputs			December 31,
Financial Instruments	Level 1	Level 2	Level 3	2018
Liabilities:
Derivative Instruments	$-	$1,795,473	$-	$1,795,473

Total	$-	$1,795,473	$-	$1,795,473